CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information used with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Intrinsic Value Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 151 (“Amendment No. 151”) to the Registrant’s Registration Statement and (b) that Amendment No. 151 was filed electronically.

Dated: April 19, 2010	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary